accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
accounts payable and accrued liabilities
Supply chain financing - arm's-length third-party has paid supplier	$ 84	$ 30
Supply chain financing - eligible payable	2	9
Amounts that are a part of supply chain financing	86	39
Amounts that are not a part of supply chain financing	1,040	957
Trade accounts payable	1,126	996
Accrued liabilities	1,385	1,342
Payroll and other employee-related liabilities	710	674
Interest payable	262	235
Indirect taxes payable and other	147	144
Total	$ 3,630	$ 3,391